Convertible Promissory Note	9 Months Ended	12 Months Ended
	May 31, 2014	Aug. 31, 2013
Notes to Financial Statements
Note 3. Convertible Promissory Note

On October 7, 2013 (the “Closing Date”), the Company entered into a Bridge Loan Agreement (the “Loan Agreement”) with Kalen Capital Corporation (the “Investor”), a private corporation owning in excess of 10% of the Company’s issued and outstanding shares of common stock. Pursuant to the Loan Agreement, the Company received proceeds of $3,000,000 and issued a 7% unsecured Convertible Promissory Note (the “Note”) due on October 6, 2014, with interest compounded quarterly and issued a Series I Stock Purchase Warrant (the “Series I Warrant”) allowing the holder to purchase up to 921,875 shares of the Company’s common stock at an initial exercise price of $1.37 for a period on five (5) years. The Series I Warrant is exercisable on a “cashless basis.” According to the original terms of the Loan Agreement, the Investor may elect, in its sole discretion, to convert all or any portion of the outstanding principal amount of the Note, and any or all accrued and unpaid interest thereon into units (collectively, the “Units”), with each Unit consisting of (a) one share of common stock; (b) one Series J Stock Purchase Warrant for the purchase of one share of common stock (the “Series J Warrants”); and (c) one Series K Stock Purchase Warrant for the purchase of one share of common stock (the “Series K Warrants”). The conversion price for each Unit is the lesser of (i) $1.37, with the exercise price of each Series J Warrant set at $1.47 and the exercise price of each Series K Warrant set at $1.57; or (ii) 70% of the 20 day average closing price of the Company’s common stock prior to conversion, subject to a floor of $1.00 with the exercise price of each Series J Warrant included in the Units issued upon conversion being equal to 107.3% of the unit exercise price and the exercise price of each Series K Warrant included in the Units issued upon conversion being equal to 114.6% of the unit exercise price.

Together with the Loan Agreement, the Company entered into (a) a Lock-Up Agreement whereby the Investor agreed not to sell any shares of common stock owned by the Investor, including any shares issued upon conversion of the Note or upon exercise of any warrants held by Investor, whether issued pursuant to this Loan Agreement or otherwise, for a period of one (1) year from the Closing Date (as defined in the Loan Agreement) and (b) a Registration Rights Agreement that requires the Company to prepare and file a registration statement on Form S-1 no later than the 90th day prior to the expiration of the Lock-Up Agreement covering the resale of all shares of common stock issuable upon conversion of any portion of the Note and the shares of common stock issuable upon exercise of the Series I, Series J and Series K Warrants.

The Company calculated the debt discount related to the Note and Series I Warrants by first allocating the respective fair value of the Loan and the Series I Warrants based upon their relative fair values to the total Note proceeds. The fair value of the Series I Warrants issued with the Note was calculated using the Black-Scholes option pricing model and the following assumptions: market price of common stock - $2.12 per share; estimated volatility - 165.67%; risk free interest rate - 1.41%; expected dividend rate - 0% and expected life - 5.0 years. The resulting fair value of $1,137,149 was allocated to the Series I Warrants.

The intrinsic value of the beneficial conversion feature amounted to $1,862,851. The resulting $3,000,000 discount to the Note is being accreted over the one year term of the Note using the effective interest method.

During the three and nine months ended May 31, 2014, the Company recognized $54,403 and $137,788 of interest expense related to this Note and $15,464 and $15,828 of accretion related to the debt discount. The remaining debt discount of $2,984,172 will be amortized through October 6, 2014 with $670,492 recorded during the quarter ended August 31, 2014 and $2,313,680 recorded during the quarter ended November 30, 2014.

On April 17, 2012, the Company entered into a Bridge Loan Agreement (the “Loan Agreement”) with 1420524 Alberta Ltd. (the “Creditor”), pursuant to which the Company borrowed $1,000,000 at an annual interest rate of 7% (the “Loan”). As a condition to the Creditor’s entry into the Loan Agreement, the Company issued the Creditor a Series G Stock Purchase Warrant to purchase 625,000 shares of the Company’s common stock (the “Series G Warrant”), which is exercisable through April 17, 2015, with an initial exercise price of 84% of the average of the closing price for our common stock as reported on the OTC Markets Group Inc. QB tier (the “OTCQB”) for the five trading days immediately preceding the closing of the Loan, or $1.92 per share, subject to adjustment as provided therein. According to the original terms of the Loan Agreement, the Creditor could elect, in its sole discretion, to convert all or any portion of the outstanding principal amount of the Loan, and any or all accrued and unpaid interest thereon into shares of our common stock at an initial fixed conversion price equal to seventy (70%) percent of the average of the closing price for the Company’s common stock as reported on the OTCQB for the five trading days immediately preceding the closing of the Loan, or $1.60 per share subject to adjustment as provided therein. The debt discount attributable to the relative fair value of the warrants and the beneficial conversion feature amounted to $547,050 and $452,950, respectively, and was to be accreted over the term of the Loan using the effective interest method.

On February 1, 2013, the Company and the Creditor entered into a Loan Conversion Agreement (“LCA”) whereby the Creditor agreed to convert the entire balance outstanding, including $1,000,000 of principal and $56,556 of accrued interest payable into 1,650,869 shares of restricted common stock. In order to induce the Creditor to convert the Loan into shares of common stock, and eliminate the Company’s obligation to repay the Loan in cash, the effective conversion price was reduced to $0.64 (the price at which the Company sold shares pursuant to its self-directed registered offering; see “NOTE 4 – Stockholders’ Equity (Deficit)” below) from the initial conversion price of $1.60. In addition, as part of the conversion, the Company issued to the Creditor a Series H Warrant to purchase 825,435 shares of the Company’s common stock (See “NOTE 4 – Stockholders’ Equity (Deficit)” below for additional information). No incremental expense was recognized in these consolidated financial statements related to the reduction in the exercise price of the Series G Warrant, and the conversion of the Loan, because the transaction did not meet the requirements for an inducement under accounting principles generally accepted in the United States. As such, the Loan conversion was accounted for as a debt extinguishment with no gain or loss recognized due to the related party nature of the transaction. The Company recognized expense amounting to $1,059,038 for the issuance of the Series H Warrant to the Creditor, representing additional financing costs associated with the Loan.

During the years ended August 31, 2013 and 2012, the Company recognized $30,325 and $26,231, respectively of interest expense related to the Loan and $999,485 and $515, respectively of accretion related to the debt discount. As a result of the Loan conversion, the debt discount was fully amortized by February 1, 2013, the date of the LCA.